UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number: 811-4019

Exact Name of Registrant as Specified in Charter:  USAA INVESTMENT TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               EILEEN M. SMILEY
                                                     USAA INVESTMENT TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-4103

Date of Fiscal Year End:   MAY 31

Date of Reporting Period:  AUGUST 31, 2005



ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA BALANCED STRATEGY FUND - 1ST QUARTER REPORT - PERIOD ENDED AUGUST 31, 2005



[LOGO OF USAA]
   USSA(R)

                            USAA BALANCED
                                   STRATEGY Fund

                                       [GRAPHIC OF USAA BALANCED STRATEGY FUND]

                          1st Quarter Portfolio of Investments

-------------------------------------------------------------------------------
   AUGUST 31, 2005

                                                                      (Form N-Q)

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                   of INVESTMENTS

USAA BALANCED STRATEGY FUND
AUGUST 31, 2005 (UNAUDITED)

                                                                                              MARKET
    NUMBER                                                                                     VALUE
 OF SHARES     SECURITY                                                                        (000)
----------------------------------------------------------------------------------------------------
               EQUITY SECURITIES (60.1%)

               STOCKS (58.7%)

               AEROSPACE & DEFENSE (2.3%)
    24,550     Engineered Support Systems, Inc.                                             $    837
   103,577     European Aeronautic Defence and Space Co. EADS N.V. (Netherlands)*(o)           3,496
    23,600     General Dynamics Corp.                                                          2,704
    29,900     Precision Castparts Corp.                                                       2,891
    93,900     United Technologies Corp.                                                       4,695
                                                                                            --------
                                                                                              14,623
                                                                                            --------
               ALUMINUM (0.4%)
    93,100     Alcoa, Inc.                                                                     2,494
                                                                                            --------
               APPAREL RETAIL (0.8%)
    13,800     Abercrombie & Fitch Co. "A"                                                       767
    26,000     Chico's FAS, Inc.*                                                                903
    79,100     Christopher & Banks Corp.                                                       1,271
    76,950     Pacific Sunwear of California, Inc.*                                            1,838
                                                                                            --------
                                                                                               4,779
                                                                                            --------
               APPLICATION SOFTWARE (1.2%)
    60,400     Amdocs Ltd. (United Kingdom)*                                                   1,773
    22,500     Autodesk, Inc.                                                                    972
    85,700     Intuit, Inc.*                                                                   3,928
    18,700     Mercury Interactive Corp.*                                                        686
                                                                                            --------
                                                                                               7,359
                                                                                            --------
               ASSET MANAGEMENT & CUSTODY BANKS (1.3%)
    67,700     Northern Trust Corp.                                                            3,374
    32,600     Nuveen Investments, Inc. "A"                                                    1,226
    77,200     State Street Corp.                                                              3,731
                                                                                            --------
                                                                                               8,331
                                                                                            --------
               AUTOMOTIVE RETAIL (0.2%)
    38,400     O'Reilly Automotive, Inc.*                                                      1,059
                                                                                            --------
               BIOTECHNOLOGY (1.6%)
    49,500     Amgen, Inc.*                                                                    3,955
    20,000     Applera Corp.-Applied Biosystems Group                                            430
    31,600     Charles River Laboratories International, Inc.*                                 1,606
    54,300     Genzyme Corp.*                                                                  3,865
                                                                                            --------
                                                                                               9,856
                                                                                            --------
               BROADCASTING & CABLE TV (0.4%)
    77,800     Comcast Corp. "A"*                                                              2,348
                                                                                            --------
               CASINOS & GAMING (0.3%)
    17,800     Harrah's Entertainment, Inc.                                                    1,238
    34,400     Shuffle Master, Inc.*(h)                                                          841
                                                                                            --------
                                                                                               2,079
                                                                                            --------
               COMMUNICATIONS EQUIPMENT (2.1%)
   238,300     Cisco Systems, Inc.*                                                            4,199
   318,000     Corning, Inc.*                                                                  6,347
    96,700     Motorola, Inc.                                                                  2,116
     8,600     Research in Motion Ltd. (Canada)*                                                 673
                                                                                            --------
                                                                                              13,335
                                                                                            --------

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                   (continued)

USAA BALANCED STRATEGY FUND
AUGUST 31, 2005 (UNAUDITED)

                                                                                              MARKET
    NUMBER                                                                                     VALUE
 OF SHARES     SECURITY                                                                        (000)
----------------------------------------------------------------------------------------------------
               COMPUTER HARDWARE (0.6%)
    97,500     Dell, Inc.*                                                                  $  3,471
                                                                                            --------
               COMPUTER STORAGE & PERIPHERALS (0.3%)
    28,100     QLogic Corp.*                                                                     971
    30,200     SanDisk Corp.*                                                                  1,173
                                                                                            --------
                                                                                               2,144
                                                                                            --------
               CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (0.6%)
    41,800     Caterpillar, Inc.                                                               2,319
    32,000     Oshkosh Truck Corp.                                                             1,284
                                                                                            --------
                                                                                               3,603
                                                                                            --------
               CONSTRUCTION MATERIALS (0.3%)
    27,600     Vulcan Materials Co.                                                            1,983
                                                                                            --------
               CONSUMER ELECTRONICS (0.2%)
    17,200     Garmin Ltd.(h)                                                                    996
                                                                                            --------
               CONSUMER FINANCE (0.3%)
    16,400     Capital One Financial Corp.                                                     1,349
    19,600     First Marblehead Corp.*                                                           567
                                                                                            --------
                                                                                               1,916
                                                                                            --------
               DATA PROCESSING & OUTSOURCED SERVICES (0.9%)
    28,700     Affiliated Computer Services, Inc. "A"*                                         1,491
    17,500     DST Systems, Inc.*                                                                940
    82,200     First Data Corp.                                                                3,415
                                                                                            --------
                                                                                               5,846
                                                                                            --------
               DEPARTMENT STORES (0.6%)
    67,600     Kohl's Corp.*                                                                   3,546
                                                                                            --------
               DIVERSIFIED BANKS (1.3%)
   192,600     Bank of America Corp.                                                           8,288
                                                                                            --------
               DIVERSIFIED CHEMICALS (0.5%)
    86,300     Du Pont (E.I.) De Nemours & Co.                                                 3,415
                                                                                            --------
               DIVERSIFIED METALS & MINING (0.4%)
    15,800     Rio Tinto plc ADR (United Kingdom)                                              2,262
                                                                                            --------
               DRUG RETAIL (0.0%)(q)
    58,600     Rite Aid Corp.*                                                                   239
                                                                                            --------
               EDUCATIONAL SERVICES (0.6%)
    40,400     Career Education Corp.*                                                         1,584
    47,600     ITT Educational Services, Inc.*                                                 2,420
                                                                                            --------
                                                                                               4,004
                                                                                            --------
               ELECTRIC UTILITIES (1.0%)
   136,300     PG&E Corp.                                                                      5,114
    10,000     Southern California Edison Co., Series A (Preferred)                            1,024
                                                                                            --------
                                                                                               6,138
                                                                                            --------

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                   (continued)

USAA BALANCED STRATEGY FUND
AUGUST 31, 2005 (UNAUDITED)

                                                                                              MARKET
    NUMBER                                                                                     VALUE
 OF SHARES     SECURITY                                                                        (000)
----------------------------------------------------------------------------------------------------
               ELECTRONIC EQUIPMENT MANUFACTURERS (0.0%)(q)
        85     Symbol Technologies, Inc.                                                    $      1
                                                                                            --------
               ELECTRONIC MANUFACTURING SERVICES (0.2%)
    31,200     Benchmark Electronics, Inc.*                                                      908
                                                                                            --------
               ENVIRONMENTAL & FACILITIES SERVICES (0.2%)
    38,000     Waste Connections, Inc.*                                                        1,343
                                                                                            --------
               GENERAL MERCHANDISE STORES (0.1%)
    34,300     Dollar Tree Stores, Inc.*                                                         781
                                                                                            --------
               GOLD (0.3%)
    42,900     Newmont Mining Corp.                                                            1,698
                                                                                            --------
               HEALTH CARE EQUIPMENT (3.0%)
    77,000     Baxter International, Inc.                                                      3,105
    41,500     Biomet, Inc.                                                                    1,531
    23,000     Diagnostic Products Corp.                                                       1,242
    71,800     Fisher Scientific International, Inc.*                                          4,630
     9,500     Kinetic Concepts, Inc.*                                                           520
   116,700     Medtronic, Inc.                                                                 6,652
    19,500     Waters Corp.*                                                                     887
                                                                                            --------
                                                                                              18,567
                                                                                            --------
               HEALTH CARE FACILITIES (0.2%)
    30,800     Triad Hospitals, Inc.*                                                          1,483
                                                                                            --------
               HEALTH CARE SERVICES (0.7%)
    61,700     Dendrite International, Inc.*                                                   1,117
    65,500     Omnicare, Inc.                                                                  3,442
                                                                                            --------
                                                                                               4,559
                                                                                            --------
               HEALTH CARE SUPPLIES (0.3%)
    23,700     Cooper Companies, Inc.                                                          1,625
                                                                                            --------
               HOME FURNISHINGS (0.2%)
    68,000     Tempur-Pedic International, Inc.*(h)                                            1,093
                                                                                            --------
               HOME IMPROVEMENT RETAIL (0.7%)
    71,300     Lowe's Companies, Inc.                                                          4,585
                                                                                            --------
               HOMEBUILDING (0.7%)
   110,800     D.R. Horton, Inc.                                                               4,091
                                                                                            --------
               HOTELS, RESORTS, & CRUISE LINES (0.2%)
    47,500     Hilton Hotels Corp.                                                             1,101
                                                                                            --------
               HOUSEHOLD PRODUCTS (1.3%)
   150,000     Procter & Gamble Co.                                                            8,322
                                                                                            --------
               HOUSEWARES & SPECIALTIES (0.2%)
    37,800     Yankee Candle Co., Inc.                                                         1,038
                                                                                            --------

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                   of INVESTMENTS
                   (continued)

USAA BALANCED STRATEGY FUND
AUGUST 31, 2005 (UNAUDITED)

                                                                                              MARKET
    NUMBER                                                                                     VALUE
 OF SHARES     SECURITY                                                                        (000)
----------------------------------------------------------------------------------------------------
               INDUSTRIAL CONGLOMERATES (1.2%)
   230,800     General Electric Co.                                                         $  7,757
                                                                                            --------
               INDUSTRIAL MACHINERY (0.7%)
    54,600     Ingersoll-Rand Co. Ltd. "A"                                                     4,347
                                                                                            --------
               INSURANCE BROKERS (0.1%)
    27,200     Arthur J. Gallagher & Co.                                                         777
                                                                                            --------
               INTEGRATED OIL & GAS (2.7%)
    91,900     ConocoPhillips                                                                  6,060
   135,200     Exxon Mobil Corp.                                                               8,099
    34,800     Petro-Canada (Canada)                                                           2,808
                                                                                            --------
                                                                                              16,967
                                                                                            --------
               INTEGRATED TELECOMMUNICATION SERVICES (0.8%)
   191,952     Sprint Nextel Corp.                                                             4,977
                                                                                            --------
               INTERNET SOFTWARE & SERVICES (0.6%)
   110,600     Yahoo!, Inc.*                                                                   3,687
                                                                                            --------
               INVESTMENT BANKING & BROKERAGE (1.3%)
   158,600     E*TRADE Financial Corp.*                                                        2,538
    92,800     Merrill Lynch & Co., Inc.                                                       5,304
                                                                                            --------
                                                                                               7,842
                                                                                            --------
               LIFE & HEALTH INSURANCE (0.4%)
    40,000     Aegon N.V. (Preferred) (Netherlands)                                            1,034
    88,500     UnumProvident Corp.                                                             1,710
                                                                                            --------
                                                                                               2,744
                                                                                            --------
               MANAGED HEALTH CARE (2.0%)
    41,200     Coventry Health Care, Inc.*                                                     3,296
    98,000     Health Net, Inc.*                                                               4,519
    66,600     WellPoint, Inc.*                                                                4,945
                                                                                            --------
                                                                                              12,760
                                                                                            --------
               MOVIES & ENTERTAINMENT (1.9%)
   487,400     Time Warner, Inc.                                                               8,734
    98,800     Viacom, Inc. "B"                                                                3,358
                                                                                            --------
                                                                                              12,092
                                                                                            --------
               MULTI-LINE INSURANCE (0.5%)
    57,200     American International Group, Inc.                                              3,386
                                                                                            --------
               OIL & GAS DRILLING (0.6%)
    81,900     GlobalSantaFe Corp.                                                             3,839
                                                                                            --------
               OIL & GAS EQUIPMENT & SERVICES (0.9%)
    10,800     National Oilwell Varco, Inc.*                                                     694
    58,500     Schlumberger Ltd.                                                               5,044
     4,000     Tidewater, Inc.                                                                   178
                                                                                            --------
                                                                                               5,916
                                                                                            --------
               OIL & GAS EXPLORATION & PRODUCTION (1.9%)
   106,600     Chesapeake Energy Corp.                                                         3,370
    73,400     Noble Energy, Inc.                                                              6,469
    47,000     XTO Energy, Inc.                                                                1,871
                                                                                            --------
                                                                                              11,710
                                                                                            --------

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA BALANCED STRATEGY FUND
AUGUST 31, 2005 (UNAUDITED)

                                                                                              MARKET
    NUMBER                                                                                     VALUE
 OF SHARES     SECURITY                                                                        (000)
----------------------------------------------------------------------------------------------------
               OTHER DIVERSIFIED FINANCIAL SERVICES (1.1%)
   156,739     Citigroup, Inc.                                                              $  6,860
                                                                                            --------
               PACKAGED FOODS & MEAT (0.3%)
    42,700     General Mills, Inc.                                                             1,969
                                                                                            --------
               PAPER PRODUCTS (0.2%)
    39,000     International Paper Co.                                                         1,203
                                                                                            --------
               PHARMACEUTICALS (3.4%)
   102,900     Abbott Laboratories                                                             4,644
   134,000     Biovail Corp. (Canada)*                                                         2,404
    31,500     Eisai Co. Ltd ADR (Japan)                                                       1,192
    55,800     Eli Lilly and Co.                                                               3,070
   142,800     Pfizer, Inc.                                                                    3,637
   149,100     Schering-Plough Corp.                                                           3,192
    75,200     Wyeth                                                                           3,443
                                                                                            --------
                                                                                              21,582
                                                                                            --------
               PROPERTY & CASUALTY INSURANCE (1.0%)
    29,300     Ambac Financial Group, Inc.                                                     2,010
   100,287     St. Paul Travelers Companies, Inc.                                              4,313
                                                                                            --------
                                                                                               6,323
                                                                                            --------
               REAL ESTATE INVESTMENT TRUSTS (0.6%)
    51,100     Simon Property Group, Inc.                                                      3,887
                                                                                            --------
               REGIONAL BANKS (0.5%)
    44,100     UnionBanCal Corp.                                                               2,989
                                                                                            --------
               RESTAURANTS (0.6%)
    51,400     CBRL Group, Inc.                                                                1,858
    42,100     Yum! Brands, Inc.                                                               1,995
                                                                                            --------
                                                                                               3,853
                                                                                            --------
               SEMICONDUCTOR EQUIPMENT (0.4%)
    39,000     Lam Research Corp.*                                                             1,236
    24,100     Varian Semiconductor Equipment Associates, Inc.*                                1,092
                                                                                            --------
                                                                                               2,328
                                                                                            --------
               SEMICONDUCTORS (1.8%)
    37,600     Analog Devices, Inc.                                                            1,370
   144,700     Intel Corp.                                                                     3,722
    22,000     International Rectifier Corp.*                                                  1,058
    36,900     Microchip Technology, Inc.                                                      1,148
   131,600     Texas Instruments, Inc.                                                         4,301
                                                                                            --------
                                                                                              11,599
                                                                                            --------
               SOFT DRINKS (0.8%)
    95,800     PepsiCo, Inc.                                                                   5,255
                                                                                            --------
               SPECIALTY STORES (0.7%)
   124,600     Michaels Stores, Inc.                                                           4,523
                                                                                            --------
               SYSTEMS SOFTWARE (1.8%)
   414,900     Microsoft Corp.                                                                11,368
                                                                                            --------

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                   of INVESTMENTS
                   (continued)

USAA BALANCED STRATEGY FUND
AUGUST 31, 2005 (UNAUDITED)

                                                                                              MARKET
    NUMBER                                                                                     VALUE
 OF SHARES     SECURITY                                                                        (000)
----------------------------------------------------------------------------------------------------
               TECHNOLOGY DISTRIBUTORS (0.2%)
    21,100     CDW Corp.                                                                    $  1,247
                                                                                            --------
               THRIFTS & MORTGAGE FINANCE (1.5%)
    24,600     Freddie Mac(j,+)                                                                1,485
    49,900     Golden West Financial Corp.                                                     3,044
    56,600     IndyMac Bancorp, Inc.                                                           2,254
   106,200     Sovereign Bancorp, Inc.                                                         2,477
                                                                                            --------
                                                                                               9,260
                                                                                            --------
               TOBACCO (1.0%)
    86,900     Altria Group, Inc.                                                              6,144
                                                                                            --------
               TRADING COMPANIES & DISTRIBUTORS (0.2%)
    25,200     Fastenal Co.                                                                    1,527
                                                                                            --------
               TRUCKING (0.2%)
    32,300     Yellow Roadway Corp.*(h)                                                        1,513
                                                                                            --------
               WIRELESS TELECOMMUNICATION SERVICES (0.3%)
   116,800     Alamosa Holdings, Inc.*                                                         2,021
                                                                                            --------
               Total stocks (cost: $333,086)                                                 369,561
                                                                                            --------
               EXCHANGE-TRADED FUNDS (1.4%)

    35,000     iShares Russell 2000 Growth Index Fund(h)                                       2,399
    52,400     MidCap SPDR Trust Series 1(h)                                                   6,833
                                                                                            --------
               Total exchange-traded funds (cost: $8,713)                                      9,232
                                                                                            --------
               Total equity securities (cost: $341,799)                                      378,793
                                                                                            --------
 PRINCIPAL
    AMOUNT                                                    COUPON
     (000)                                                      RATE         MATURITY
----------                                                    ------         --------
               BONDS (34.6%)

               CORPORATE OBLIGATIONS (19.1%)

               APPAREL & ACCESSORIES & LUXURY GOODS (0.3%)
    $1,000     Kellwood Co., Debentures                         7.63%      10/15/2017          1,020
     1,000     Kellwood Co., Senior Notes                       7.88        7/15/2009          1,063
                                                                                            --------
                                                                                               2,083
                                                                                            --------
               BREWERS (0.2%)
     1,000     Miller Brewing Co., Guaranteed Notes(a)          4.25        8/15/2008            994
                                                                                            --------
               BROADCASTING & CABLE TV (0.3%)
     1,000     Cox Communications, Inc., Notes                  4.63        6/01/2013            972
     1,000     Liberty Media Corp., Senior Notes(h)             5.70        5/15/2013            931
                                                                                            --------
                                                                                               1,903
                                                                                            --------
               CONSUMER FINANCE (1.6%)
     1,000     American Honda Finance Corp., MTN(a)             3.88(d)     5/11/2007          1,002
     1,000     Ford Motor Credit Co., Senior Notes              4.95        1/15/2008            962
     1,000     Ford Motor Credit Co., Notes                     7.00       10/01/2013            960
     1,000     General Motors Acceptance Corp., MTN             4.87(d)    10/20/2005          1,001

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA BALANCED STRATEGY FUND
AUGUST 31, 2005 (UNAUDITED)

 PRINCIPAL                                                                                    MARKET
    AMOUNT                                                    COUPON                           VALUE
     (000)     SECURITY                                         RATE         MATURITY          (000)
----------------------------------------------------------------------------------------------------
    $1,000     General Motors Acceptance Corp., Notes           6.75%      12/01/2014       $    921
     1,000     General Motors Acceptance Corp., Notes           8.00       11/01/2031            928
     2,000     Household Finance Corp., Notes                   6.38       10/15/2011          2,181
     2,000     SLM Corp., Notes                                 5.38        1/15/2013          2,100
                                                                                            --------
                                                                                              10,055
                                                                                            --------
               DATA PROCESSING & OUTSOURCED SERVICES (0.3%)
     1,750     Fiserv, Inc., Notes                              4.00        4/15/2008          1,719
                                                                                            --------
               DIVERSIFIED BANKS (0.9%)
     1,000     Bank of America Corp., Subordinated Notes        9.38        9/15/2009          1,180
     1,000     Emigrant Bancorp, Inc., Senior Notes(a)          6.25        6/15/2014          1,065
     2,050     First Union Corp., Bonds                         6.82        8/01/2026(c)       2,651
       818     U.S. Central Credit Union, Senior Notes          2.70        9/30/2009            792
                                                                                            --------
                                                                                               5,688
                                                                                            --------
               DIVERSIFIED CHEMICALS (0.2%)
     1,000     ICI Wilmington, Inc., Notes                      4.38       12/01/2008            993
                                                                                            --------
               ELECTRIC UTILITIES (3.3%)
     1,000     American Electric Power Co., Inc.,
                  Senior Notes                                  4.71        8/16/2007          1,006
     2,000     Cedar Brakes II, LLC, Senior Notes,
                  Series C(a)                                   9.88        9/01/2013          2,339
     1,000     Entergy Mississippi, Inc., First
                  Mortgage Bonds                                5.15        2/01/2013          1,018
     1,000     FirstEnergy Corp., Notes, Series B               6.45       11/15/2011          1,084
     1,000     FPL Energy National Wind, LLC,
                  Secured Notes(a)                              5.61        3/10/2024          1,015
     1,000     Monongahela Power Co., Notes, Series A           7.36        1/15/2010          1,085
     1,000     Northern States Power Co., First
                  Mortgage Bonds                                2.88        8/01/2006            990
     1,836     Oglethorpe Power Corp., Secured
                  Series Facility Bonds                         6.97        6/30/2011          1,931
     2,000     Power Contract Financing, Senior Notes(a)        6.26        2/01/2010          2,062
     1,000     PPL Capital Funding, Inc., Guaranteed Notes,
                  Series A                                      4.33        3/01/2009            991
     1,000     Public Service Electric & Gas Co., First
                  Mortgage Bonds, Series A                      3.58(d)     6/23/2006          1,000
     1,000     Sempra Energy ESOP, Series 1999 (NBGA)(a)        4.21       11/01/2014(c)         994
     2,000     Tristate General & Transport
                  Association, Bonds(a)                         6.04        1/31/2018          2,117
     2,000     TXU Energy Co., LLC, Senior Notes                7.00        3/15/2013          2,235
     1,000     West Penn Power Co., Notes                       6.63        4/15/2012          1,097
                                                                                            --------
                                                                                              20,964
                                                                                            --------
               ENVIRONMENTAL & FACILITIES SERVICES (0.2%)
     1,000     Waste Management, Inc., Senior Notes             7.38        8/01/2010          1,118
                                                                                            --------
               FOOD RETAIL (0.3%)
     1,000     Safeway, Inc., Notes                             5.63        8/15/2014          1,039
     1,000     Safeway, Inc., Notes                             5.80        8/15/2012          1,046
                                                                                            --------
                                                                                               2,085
                                                                                            --------
               GAS UTILITIES (1.2%)
     1,000     Enbridge Energy Partners, LP, Senior Notes       5.35       12/15/2014          1,022
     2,000     Energy Transfer Partners, LP, Senior Notes       5.95        2/01/2015          2,056
     1,000     Noram Energy Corp., Debentures                   6.50        2/01/2008          1,045
     1,000     Peoples Energy Corp., Notes                      6.90        1/15/2011          1,109
     1,000     TGT Pipeline, LLC, Notes(a)                      5.50        2/01/2017          1,026
     1,000     Valero Logistics Operations, LP, Senior Notes    6.05        3/15/2013          1,060
                                                                                            --------
                                                                                               7,318
                                                                                            --------
               HEALTH CARE FACILITIES (0.2%)
     1,000     HCA, Inc., Notes                                 5.25       11/06/2008          1,001
                                                                                            --------

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA BALANCED STRATEGY FUND
AUGUST 31, 2005 (UNAUDITED)

 PRINCIPAL                                                                                    MARKET
    AMOUNT                                                    COUPON                           VALUE
     (000)     SECURITY                                         RATE         MATURITY          (000)
----------------------------------------------------------------------------------------------------
               HOUSEHOLD APPLIANCES (0.2%)
    $1,000     Whirlpool Corp., Debentures                      7.75%       7/15/2016        $ 1,183
                                                                                            --------
               HOUSEWARES & SPECIALTIES (0.2%)
     1,380     Newell Rubbermaid, Inc., MTN, Series A           6.35        7/15/2028(c)       1,440
                                                                                            --------
               MANAGED HEALTH CARE (0.5%)
     1,000     Coventry Health Care, Inc., Senior Notes         6.13        1/15/2015          1,040
     2,000     Highmark, Inc., Senior Notes(a)                  6.80        8/15/2013          2,224
                                                                                            --------
                                                                                               3,264
                                                                                            --------
               METAL & GLASS CONTAINERS (0.2%)
     1,000     Pactiv Corp., Notes                              7.20       12/15/2005          1,008
                                                                                            --------
               MULTI-LINE INSURANCE (0.5%)
     1,000     American General Finance Corp., Notes            3.51(d)     3/29/2006          1,000
     1,000     American General Finance Corp., MTN, Series I    4.88        7/15/2012          1,013
     1,000     ASIF Global Financing XIX, Senior Notes(a)       4.90        1/17/2013          1,019
                                                                                            --------
                                                                                               3,032
                                                                                            --------
               MULTI-SECTOR HOLDINGS (0.2%)
     1,000     Leucadia National Corp., Senior Notes            7.00        8/15/2013          1,009
                                                                                            --------
               MULTI-UTILITIES (0.3%)
     1,000     Duke Capital Corp., LLC, Senior Notes            5.50        3/01/2014          1,033
     1,000     PSEG Funding Trust, Notes                        5.38       11/16/2007          1,016
                                                                                            --------
                                                                                               2,049
                                                                                            --------
               OIL & GAS EQUIPMENT & SERVICES (0.1%)
     1,000     Seacor Holdings, Inc., Senior Notes              5.88       10/01/2012            990
                                                                                            --------
               OIL & GAS REFINING & MARKETING (0.2%)
     1,000     Magellan Midstream Partners, LP, Notes           6.45        6/01/2014          1,092
                                                                                            --------
               OTHER DIVERSIFIED FINANCIAL SERVICES (0.1%)
     1,000     Textron Financial Corp., Notes                   2.75        6/01/2006            990
                                                                                            --------
               PACKAGED FOODS & MEAT (0.1%)
     1,000     General Mills, Inc., Notes                       2.63       10/24/2006            978
                                                                                            --------
               PROPERTY & CASUALTY INSURANCE (1.8%)
     1,000     21st Century Insurance Group, Senior Notes       5.90       12/15/2013          1,044
     1,000     ACE INA Holdings, Inc., Senior Notes             5.88        6/15/2014          1,051
     1,000     AXIS Capital Holdings Ltd., Senior Notes         5.75       12/01/2014          1,034
     2,000     Berkshire Hathaway Finance Corp., Senior Notes   4.85        1/15/2015          2,033
     1,000     Fidelity National Financial, Inc., Notes         5.25        3/15/2013            972
     1,000     Fund American Companies, Inc., Notes             5.88        5/15/2013          1,040
     1,000     Markel Corp., Notes                              7.20        8/15/2007          1,047
     1,000     Ohio Casualty Corp., Notes                       7.30        6/15/2014          1,102
     1,000     RLI Corp., Senior Notes                          5.95        1/15/2014          1,022
     1,000     W.R. Berkley Corp., Senior Notes                 5.60        5/15/2015          1,027
                                                                                            --------
                                                                                              11,372
                                                                                            --------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA BALANCED STRATEGY FUND
AUGUST 31, 2005 (UNAUDITED)

 PRINCIPAL                                                                                    MARKET
    AMOUNT                                                    COUPON                           VALUE
     (000)     SECURITY                                         RATE         MATURITY          (000)
----------------------------------------------------------------------------------------------------
               PUBLISHING (0.3%)
    $1,000     Knight-Ridder, Inc., Notes                       5.75%       9/01/2017       $  1,018
     1,000     Scholastic Corp., Notes                          5.00        4/15/2013            981
                                                                                            --------
                                                                                               1,999
                                                                                            --------
               RAILROADS (0.3%)
     2,000     Union Pacific Railroad Corp., Pass-Through
                  Certificates, Series 2004-2(a)                5.21        9/30/2014          2,063
                                                                                            --------
               REAL ESTATE INVESTMENT TRUSTS (2.0%)
     1,000     Arden Realty, LP, Notes                          5.25        3/01/2015          1,003
     1,000     Duke Realty, LP, Notes                           5.40        8/15/2014          1,035
     1,000     EOP Operating, LP, Guaranteed Notes              4.75        3/15/2014            983
     2,000     ERP Operating, LP, Notes                         5.25        9/15/2014          2,053
     1,000     Gables Realty, LP, Senior Notes                  5.00        3/15/2010            991
     1,000     Hospitality Properties Trust, Senior Notes       5.13        2/15/2015            987
     1,000     Liberty Property, LP, Senior Notes               5.65        8/15/2014          1,043
     2,000     Pan Pacific Retail Properties, Inc., Notes       7.95        4/15/2011          2,296
     1,000     Post Apartment Homes, LP, Senior Notes           5.45        6/01/2012          1,005
     1,000     United Dominion Realty Trust, Senior Notes       5.25        1/15/2015          1,007
                                                                                            --------
                                                                                              12,403
                                                                                            --------
               REGIONAL BANKS (1.0%)
     1,000     Bank of Hawaii, Notes                            6.88        3/01/2009          1,074
     1,000     First Republic Bank Corp., Subordinated Notes    7.75        9/15/2012          1,115
     1,000     Imperial Bank, Subordinated Capital Notes        8.50        4/01/2009          1,125
     2,000     PNC Financial Services, Trust Preferred
                  Securities, Series C                          8.88        3/15/2027          2,207
     1,000     Union Planters Bank, N.A., Subordinated Notes    6.50        3/15/2018(c)       1,049
                                                                                            --------
                                                                                               6,570
                                                                                            --------
               REINSURANCE (0.3%)
     1,000     Montpelier Re Holdings Ltd., Senior Notes        6.13        8/15/2013          1,044
     1,000     Platinum Underwriters Finance, Inc., Notes(a)    7.50        6/01/2017          1,052
                                                                                            --------
                                                                                               2,096
                                                                                            --------
               THRIFTS & MORTGAGE FINANCE (1.5%)
     1,000     Countrywide Home Loan, Guaranteed Notes,
                  Series MTNL                                   4.00        3/22/2011            968
     1,000     Countrywide Home Loan, Notes, Series MTN         4.13        9/15/2009            985
     1,000     Independence Community Bank Corp., Notes(l)      3.50        6/20/2013            971
     2,000     Roslyn Bancorp, Inc., Senior Notes               7.50       12/01/2008          2,169
     2,000     Washington Mutual Bank, Subordinated Notes       5.65        8/15/2014          2,105
     2,000     World Savings Bank Federal Savings Bank, Notes   4.13       12/15/2009          1,982
                                                                                            --------
                                                                                               9,180
                                                                                            --------
               TOBACCO (0.3%)
     1,000     Universal Corp., MTN, Series C                   5.20       10/15/2013            893
     1,000     Universal Corp., MTN, Series B                   7.88        2/15/2008          1,035
                                                                                            --------
                                                                                               1,928
                                                                                            --------
               Total corporate obligations (cost: $118,191)                                  120,567
                                                                                            --------

               EURODOLLAR AND YANKEE OBLIGATIONS (3.2%)(n)

               DIVERSIFIED BANKS (1.2%)
     1,000     Bayerische Landesbank, MTN (Germany)             2.60       10/16/2006            984
       500     Chinatrust Commercial Bank Co. Ltd.,
                  Bonds (Hong Kong)(a,l)                        5.63       12/29/2049            504
     1,000     Chuo Mitsui Trust & Banking Co.,
                  Subordinated Notes (Japan)(a,h,l)             5.51       12/29/2049            989
     1,000     Mizuho Finance, Notes (Japan)(a)                 5.79        4/15/2014          1,066
     1,000     Nordea Bank AB, Subordinated Notes (Sweden)(a)   5.25       11/30/2012          1,043

10

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA BALANCED STRATEGY FUND
AUGUST 31, 2005 (UNAUDITED)

 PRINCIPAL                                                                                    MARKET
    AMOUNT                                                    COUPON                           VALUE
     (000)     SECURITY                                         RATE         MATURITY          (000)
----------------------------------------------------------------------------------------------------
    $1,000     Skandinaviska Enskilda Banken,
                  Subordinated Bonds (Sweden)(a,l)              5.47%       3/29/2049       $  1,027
     2,000     UFJ Finance Aruba AEC, Notes (Aruba)             8.75       11/13/2049          2,214
                                                                                            --------
                                                                                               7,827
                                                                                            --------
               DIVERSIFIED METALS & MINING (0.5%)
     2,000     Brascan Corp., Notes (Canada)                    8.13       12/15/2008          2,220
     1,000     Glencore Funding, LLC, Notes
                  (Switzerland)(a)                              6.00        4/15/2014            958
                                                                                            --------
                                                                                               3,178
                                                                                            --------
               INTEGRATED OIL & GAS (0.2%)
     1,000     Pemex Finance Ltd., Senior Notes (Mexico)        8.88       11/15/2010          1,128
                                                                                            --------
               OIL & GAS DRILLING (0.2%)
       971     Delek & Avner-Yam Tethys Ltd.,
                  Secured Notes (Israel)(a)                     5.33        8/01/2013            968
                                                                                            --------
               OIL & GAS EXPLORATION & PRODUCTION (0.2%)
     1,000     RAS Laffan Liquefied Natural Gas Co. Ltd.
                  II Bonds, Series A (Qatar)(a)                 5.30        9/30/2020          1,027
                                                                                            --------
               PAPER PRODUCTS (0.1%)
     1,000     Domtar, Inc., Notes (Canada)                     5.38       12/01/2013            904
                                                                                            --------
               PROPERTY & CASUALTY INSURANCE (0.2%)
     1,000     Mantis Reef Ltd. II, Notes (Australia)(a)        4.80       11/03/2009            997
                                                                                            --------
               REAL ESTATE INVESTMENT TRUSTS (0.3%)
     2,000     Westfield Capital Corp., Senior Notes
                  (Australia)(a)                                5.13       11/15/2014          2,030
                                                                                            --------
               REINSURANCE (0.3%)
     2,000     Stingray, Pass-Through Trust, Pass-Through
                  Certificates (Bermuda)(a)                     5.90        1/12/2015          2,028
                                                                                            --------
               Total Eurodollar and Yankee obligations (cost: $19,744)                        20,087
                                                                                            --------

               ASSET-BACKED SECURITIES (3.7%)

               AIRLINES (0.7%)
       801     Airport Airplanes, Pass-Through Certificates,
                  Series 1R, Class A8, EETC                     3.95(d)     3/15/2019            753
               America West Airlines, Inc.,
                  Pass-Through Certificates,
       554        Series 1996-1, Class A, EETC                  6.85        7/02/2009            550
     1,586        Series 1999-1, Class G, EETC (INS)            7.93        1/02/2019          1,738
       756     American Airlines, Pass-Through Certificates,
                  Series 2002-1, Class G, EETC (INS)            4.07(d)     9/23/2007            759
       839     Northwest Airlines Corp., Pass-Through
                  Certificates, Series 1999-2A, EETC            7.58        3/01/2019            850
                                                                                            --------
                                                                                               4,650
                                                                                            --------
               ASSET-BACKED FINANCING (2.6%)
     1,000     AESOP Funding II, LLC, Series 2004-2A,
                  Class A1(a)                                   2.76        4/20/2008            980
     2,000     ARG Funding Corp., Subordinated Bonds,
                  Series 2003-1A, Class C2                      6.64        3/20/2007          1,998
     2,150     Citibank Credit Card Issuance Trust,
                  Series 2000-C1, Class C1                      7.45        9/15/2007          2,154
     4,000     Consumers Funding, LLC, Series 2001-1, Class A5  5.43        4/20/2015          4,220
     1,000     Detroit Edison Securitization Funding, LLC,
                  Series 2001-1, Class A5                       6.42        3/01/2015          1,118
       650     Honda Auto Receivables Owner Trust, Notes,
                  Series 2003-3, Class A3                       2.14        4/23/2007            646
     2,000     Household Affinity Credit Card Master Note
                  Trust I, Series 2003-2, Class B               2.51        2/15/2008          1,986
       434     Oncor Electric Delivery Transition Bond Co.,
                  Bonds, Series 2003-1, Class A1                2.26        2/15/2009            428
     1,000     Permanent Financing plc, Notes,
                  Series 8, Class 1B                            3.52(d)     6/10/2042          1,000
       484     PP&L Transition Bond Co., LLC,
                  Series 1999-1, Class A6                       6.96       12/26/2007            487
     1,402     Whole Auto Loan Trust, Series 2003-1,
                  Class A3B(a)                                  1.99        5/15/2007          1,393
                                                                                            --------
                                                                                              16,410
                                                                                            --------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA BALANCED STRATEGY FUND
AUGUST 31, 2005 (UNAUDITED)

 PRINCIPAL                                                                                    MARKET
    AMOUNT                                                    COUPON                           VALUE
     (000)     SECURITY                                         RATE         MATURITY          (000)
----------------------------------------------------------------------------------------------------
               INTEGRATED OIL & GAS (0.4%)
    $1,922     Merey Sweeny, LP, Senior Notes(a)                8.85%      12/18/2019       $  2,329
                                                                                            --------
               Total asset-backed securities (cost: $22,946)                                  23,389
                                                                                            --------

               COMMERCIAL MORTGAGE SECURITIES (3.2%)

               COMMERCIAL MORTGAGE-BACKED SECURITIES (3.1%)
     2,165     Banc of America Commercial Mortgage Inc.,
                  Series 2001 PB1, Class A2                     5.79        5/11/2035          2,298
     3,000     Commercial Mortgage Pass-Through
                  Certificates, Series 2004-LB2A, Class A2      3.60        3/10/2039          2,929
               Credit Suisse First Boston Mortgage
                  Securities Corp.,
     1,619        Series 2001-CK6, Class A2                     6.10        8/15/2036          1,653
     1,000        Series 1998-C1, Class D                       7.17        5/17/2040          1,113
     2,000     G-Force, LLC, Series 2005-RR2, Class A2(a,o)     5.16       12/27/2039          2,043
     1,347     J.P. Morgan Chase Commercial Mortgage
                  Securities Corp., Series 2004-CBX, Class A1   3.18        1/12/2037          1,338
       891     Mach One Trust, Series 2004-1A, Class A1(a)      3.89        5/28/2040            880
     1,250     Merrill Lynch Mortgage Investors, Inc.,
                  Series 1998-C1, Class A2                      6.48       11/15/2026          1,301
     1,848     Morgan Stanley Capital Mortgage Trust,
                  Series 2000-HG, Class A(a)                    7.43       12/03/2005          1,864
     1,801     Salomon Brothers Mortgage Securities VII,
                  Series 2000-C3, Class A1(a)                   6.34       12/18/2033          1,845
     2,000     Wachovia Bank Commercial Mortgage Trust,
                  Series 2005-C18, Class APB                    4.81        4/15/2042          2,028
                                                                                            --------
                                                                                              19,292
                                                                                            --------
               INTEREST-ONLY COMMERCIAL MORTGAGE-BACKED
                  SECURITIES (0.1%)(g)
     9,147     Greenwich Capital Commercial Funding Corp.,
                  Series 2002-C1, Class XP
                  (acquired 8/13/2003; cost $939)(a,b)          2.19        1/11/2035            679
                                                                                            --------
               Total commercial mortgage securities
                  (cost: $19,845)                                                             19,971
                                                                                            --------
               U.S. GOVERNMENT AGENCY ISSUES (3.9%)(j)

               DEBENTURES (0.3%)
     2,000     Fannie Mae(+), CPI Floating Rate Notes           3.94(d)     2/17/2009          1,993
                                                                                            --------
               COLLATERALIZED MORTGAGE OBLIGATIONS (2.6%)
               Fannie Mae(+),
       494        Series 1999-25 VB                             6.00        4/25/2016            494
       682        Series 2001-20 VB                             6.00        9/25/2017            683
       580        Series 2001-29 VB                             6.50        8/25/2016            580
               Freddie Mac(+),
     2,273        Series 2435 VG                                6.00        2/15/2013          2,359
     4,000        Series 2389 VH                                6.00       12/01/2031          4,058
     3,018        Series 2427 VL                                6.50       11/15/2017          3,041
     2,000        Series 2445 VD                                6.50        4/15/2018          2,030
               Government National Mortgage Assn. I,
     1,000        Series 1999-14 VD                             6.00        3/20/2014          1,032
     2,000        Series 2001-49 VB                             7.00       11/16/2016          2,028
                                                                                            --------
                                                                                              16,305
                                                                                            --------
               MORTGAGE-BACKED PASS-THROUGH SECURITIES (0.8%)
     1,451     Freddie Mac, Pool C79394(+)                      5.50        4/01/2033          1,469
               Government National Mortgage Assn. I,
     2,454        Pool 603868                                   5.50        1/15/2033          2,505
       150        Pool 587184                                   7.00        4/15/2032            158
       603     Government National Mortgage Assn.
                  II, Pool 781494                               6.50        8/20/2031            626
                                                                                            --------
                                                                                               4,758
                                                                                            --------

12

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA BALANCED STRATEGY FUND
AUGUST 31, 2005 (UNAUDITED)

 PRINCIPAL                                                                                    MARKET
    AMOUNT                                                    COUPON                           VALUE
     (000)     SECURITY                                         RATE         MATURITY          (000)
----------------------------------------------------------------------------------------------------
               OTHER U.S. GOVERNMENT GUARANTEED
                  Securities (0.2%)
    $1,619     Rowan Companies, Inc., Guaranteed Bond,
                  Title XI                                      2.80%      10/20/2013       $  1,520
                                                                                            --------
               Total U.S. government agency issues
                  (cost: $24,361)                                                             24,576
                                                                                            --------
               U.S. TREASURY SECURITIES (0.9%)

               BONDS (0.7%)(h)
     3,500     5.38%, 2/15/2031                                                                4,104
                                                                                            --------
               INFLATION-INDEXED NOTES (0.2%)(f)
     1,118     3.50%, 1/15/2011                                                                1,237
                                                                                            --------
               Total U.S. Treasury securities(cost: $5,126)                                    5,341
                                                                                            --------
               MUNICIPAL BONDS (0.6%)

               CASINOS & GAMING (0.3%)
     2,000     Mashantucket (Western) Pequot
                  Tribe, CT, Bonds(a)                           5.91        9/01/2021          2,048
                                                                                            --------
               COMMUNITY SERVICE (0.1%)
       690     Jicarilla Apache Nation, NM, RB                  2.95       12/01/2006            683
                                                                                            --------
               SPECIAL ASSESSMENT/TAX/FEE (0.2%)
     1,000     Short Pump Town Center Community
                  Development Auth., VA, RB(a)                  4.85        2/01/2006          1,001
                                                                                            --------
               Total municipal bonds (cost: $3,690)                                            3,732
                                                                                            --------
               Total bonds (cost: $213,903)                                                  217,663
                                                                                            --------

               MONEY MARKET INSTRUMENTS (5.5%)

               COMMERCIAL PAPER (0.9%)
               -----------------------
               OTHER DIVERSIFIED FINANCIAL SERVICES (0.9%)
     5,961     Wheels, Inc.(a,k)                                3.60        9/01/2005          5,961
                                                                                            --------
               VARIABLE-RATE DEMAND NOTES (0.7%)(e)
               ------------------------------------
               ELECTRIC UTILITIES (0.1%)
       480     Sempra Energy ESOP, Series 1999A (NBGA)(a)       3.77      11/01/2014             480
                                                                                            --------
               REAL ESTATE MANAGEMENT & DEVELOPMENT (0.6%)
     1,860     145 Associates Ltd., Notes, Series 2000
                  (LOC - Sky Bank)                              4.64      10/01/2020           1,860
     1,780     CAH Holdings, Inc., Notes,
                  Series 2003 (LOC - First Commercial Bank)     3.84       8/01/2028           1,780
                                                                                            --------
                                                                                               3,640
                                                                                            --------
                                                                                               4,120
                                                                                            --------
    NUMBER
 OF SHARES
----------
               MONEY MARKET FUNDS (3.9%)
               -------------------------
23,624,506     SSgA Prime Money Market Fund                     3.36(i)            -          23,624
   902,125     SSgA Money Market Fund                           3.17(i)            -             902
                                                                                            --------
                                                                                              24,526
                                                                                            --------
               Total money market instruments (cost: $34,608)                                 34,607
                                                                                            --------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA BALANCED STRATEGY FUND
AUGUST 31, 2005 (UNAUDITED)

 PRINCIPAL                                                                                    MARKET
    AMOUNT                                                    COUPON                           VALUE
     (000)     SECURITY                                         RATE         MATURITY          (000)
----------------------------------------------------------------------------------------------------
               SHORT-TERM INVESTMENTS PURCHASED WITH CASH
               COLLATERAL FROM SECURITIES LOANED (1.9%)(p)

               REPURCHASE AGREEMENTS (1.9%)(m)
               -------------------------------
    $12,000    CS First Boston, LLC, 3.58%, acquired on
                  8/31/2005 and due 9/01/2005 at $12,000
                  (collateralized by $12,155 of U.S. Treasury
                  Notes, 3.88%, due 5/15/2010; market value $12,241)                        $ 12,000
                                                                                            --------
    NUMBER
 OF SHARES
----------
               MONEY MARKET FUNDS (0.0%)(q)
               ----------------------------
    182,285    AIM Short-Term Investment Co.
                  Liquid Assets Portfolio                      3.50%(i)            -             182
     27,633    Merrill Lynch Premier Institutional Fund        3.38(i)             -              28
                                                                                            --------
                                                                                                 210
                                                                                            --------
               Total short-term investments purchased with
                   cash collateral from securities loaned
                  (cost: $12,210)                                                             12,210
                                                                                            --------
               TOTAL INVESTMENTS (COST: $602,520)                                           $643,273
                                                                                            ========

14

 N O T E S
==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS

USAA BALANCED STRATEGY FUND
AUGUST 31, 2005 (UNAUDITED)

GENERAL NOTES
--------------------------------------------------------------------------------

         USAA INVESTMENT TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is an open-end management investment company organized as a Massachusetts business trust consisting of 10 separate funds. The information presented in this quarterly report pertains only to the USAA Balanced Strategy Fund (the Fund), which is classified as diversified under the 1940 Act.

             A. The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the exchange is open) as set forth below:

                1. Equity securities, including exchange-traded funds, except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets are valued at the last sales price or the official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices is generally used.

                2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In most cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the value of the Fund's foreign securities. However, USAA Investment Management Company (the Manager), an affiliate of the Fund, and the Fund's subadviser, if applicable, will monitor for events that would materially affect the value of the Fund's foreign securities and, if necessary, the Manager will value the foreign securities in good faith, considering such available information that the Manager deems relevant, under valuation procedures approved by the Trust's Board of Trustees. In addition, the Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

                3. Investments in open-end investment companies, other than exchange-traded funds, are valued at their NAV at the end of each business day.

                4. Debt securities purchased with original maturities of 60 days or less are stated at amortized cost, which approximates market value. Repurchase agreements are valued at cost.

                5. Other debt securities are valued each business day by a pricing service (the Service) approved by the Trust's Board of Trustees. The Service uses the mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

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           to Portfolio of INVESTMENTS
           (continued)

USAA BALANCED STRATEGY FUND
AUGUST 31, 2005 (UNAUDITED)

                6. Securities for which market quotations are not readily
                   available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager in consultation with the Fund's subadviser, if applicable, under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

                   Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

             B. As of August 31, 2005, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of August 31, 2005, were $49,027,000 and $8,274,000, respectively, resulting in net unrealized appreciation of $40,753,000.

             C. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $629,927,000 at August 31, 2005, and, in total, may not equal 100%.

             D. ADR - American depositary receipts are receipts issued by a U.S.
                bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

             E. iShares - exchange-traded funds, managed by Barclays Global Fund
                Advisors, that represent a portfolio of stocks designed to closely track a specific market index. iShares funds are traded on various stock exchanges.

             F. SPDR - Standard & Poor's depositary receipt, or "spider," is an exchange-traded fund based on either the S&P 500 Index or the S&P MidCap 400 Index, and is traded on the American Stock Exchange (AMEX).

             PORTFOLIO DESCRIPTION ABBREVIATIONS
             CPI         Consumer Price Index
             EETC        Enhanced Equipment Trust Certificate
             ESOP        Employee Stock Ownership Plan
             MTN         Medium-Term Note
             RB          Revenue Bond

             CREDIT ENHANCEMENTS - add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. A high-quality bank, insurance company, or other corporation, or a collateral trust may provide the enhancement.

             (LOC) Principal and interest payments are guaranteed by a bank letter of credit.
             (NBGA) Principal and interest payments are guaranteed by a non-bank guarantee agreement from Sempra Energy.
             (INS) Scheduled principal and interest payments are insured by AMBAC Assurance Corp. or MBIA Insurance Corp. The insurance does not guarantee the market value of the security.

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           (continued)

USAA BALANCED STRATEGY FUND
AUGUST 31, 2005 (UNAUDITED)

SPECIFIC NOTES
--------------------------------------------------------------------------------

            (a) Restricted security that is not registered under the Securities
                Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such, has been deemed liquid by the Manager under liquidity guidelines approved by the Trust's Board of Trustees, unless otherwise noted as illiquid.

            (b) Security deemed illiquid by the Manager, under liquidity guidelines approved by the Trust's Board of Trustees. The market value of this security at August 31, 2005, was $679,000, which represented 0.1% of the Fund's net assets.

            (c) Put bond - provides the right to sell the bond at face value at specific tender dates prior to final maturity. The put feature may shorten the effective maturity of the security.

            (d) Variable-rate or floating-rate security - interest rate is adjusted periodically. The interest rate disclosed represents the current rate at August 31, 2005.

            (e) Variable-rate demand notes (VRDNs) - provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to a rate that reflects current market conditions. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer.

            (f) U.S. Treasury inflation-indexed notes - designed to provide a real rate of return after being adjusted over time to reflect the impact of inflation. Their principal value periodically adjusts to the rate of inflation. They trade at the prevailing real, or after inflation, interest rates. The U.S. Treasury guarantees repayment of these securities of at least their face value in the event of sustained deflation or a drop in prices. Inflation adjustments to the face value of these securities are included in interest income.

            (g) Interest-only commercial mortgage-backed securities (IO
                CMBSs) - represent the right to receive only the interest payments on an underlying pool of commercial mortgage loans. The interest rate disclosed is the purchase yield, which reflects an anticipated yield based upon interest rates at the time of purchase and the estimated timing and amount of future cash flows. The principal amount represents the notional amount of the underlying pool on which current interest is calculated. IO CMBSs are backed by loans that have various forms of prepayment protection, which include lock-out provisions, yield maintenance provisions, and prepayment penalties. This serves to moderate their prepayment risk. IO CMBSs are subject to recessionary default-related prepayments that may have a negative impact on yield.

            (h) The security or a portion thereof was out on loan as of
                August 31, 2005. The aggregate fair market value of these securities as of August 31, 2005, was approximately $11,940,000.

            (i) Rate represents the money market fund annualized seven-day yield at August 31, 2005.

            (j) U.S. government agency issues - mortgage-backed securities issued by the Government National Mortgage Association (GNMA) and certain other U.S. government guaranteed securities are supported by the full faith and credit of the U.S. government. Securities issued by government-sponsored enterprises (GSEs) indicated with "+" are supported only by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. government.

            (k) Commercial paper issued in reliance on the "private
                placement" exemption from registration afforded by Section 4(2) of the Securities Act of 1933. Unless this commercial paper is subsequently registered, a resale of

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           (continued)

USAA BALANCED STRATEGY FUND
AUGUST 31, 2005 (UNAUDITED)

                this commercial paper in the United States must be effected in a transaction exempt from registration under the Securities Act of 1933. Section 4(2) commercial paper is normally resold to other investors through or with the assistance of the issuer or an investment dealer who makes a market in this security, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Trust's Board of Trustees, unless otherwise noted as illiquid.

            (l) Callable security expected to be called prior to maturity due to a scheduled change from a fixed to a floating interest rate, which is likely to be uneconomical to the issuer.

            (m) Repurchase agreement - The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by obligations issued or guaranteed as to both principal and interest by the U.S. government, its agencies, or its instrumentalities. Collateral on repurchase agreements is received by the Fund upon entering into the repurchase agreement. The collateral is marked-to-market daily to ensure its market value is equal to or in excess of the repurchase agreement price plus accrued interest and is held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. The Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

            (n) Eurodollar and Yankee obligations are dollar-denominated instruments that are issued outside the U.S. capital markets by foreign corporations and financial institutions and by foreign branches of U.S. corporations and financial institutions (Eurodollar obligations) as well as dollar-denominated instruments that are issued by foreign issuers in the U.S. capital markets (Yankee obligations).

            (o) Security was fair valued at August 31, 2005, by the Manager in accordance with valuation procedures approved by the Trust's Board of Trustees.

            (p) The Fund, through its third-party securities-lending agent,
                Metropolitan West Securities LLC (MetWest), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with cash collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Cash collateral is invested in high-quality short-term investments. Risks to the Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower.

            (q) Represents less than 0.1% of net assets.

            * Non-income-producing security for the 12 months preceding August 31, 2005.

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

                TRUSTEES      Christopher W. Claus
                              Barbara B. Dreeben
                              Robert L. Mason, Ph.D.
                              Michael F. Reimherr
                              Laura T. Starks, Ph.D.
                              Richard A. Zucker

          ADMINISTRATOR,      USAA Investment Management Company
     INVESTMENT ADVISER,      P.O. Box 659453
            UNDERWRITER,      San Antonio, Texas 78265-9825
         AND DISTRIBUTOR

          TRANSFER AGENT      USAA Shareholder Account Services
                              9800 Fredericksburg Road
                              San Antonio, Texas 78288

           CUSTODIAN AND      State Street Bank and Trust Company
        ACCOUNTING AGENT      P.O. Box 1713
                              Boston, Massachusetts 02105

             INDEPENDENT      Ernst & Young LLP
       REGISTERED PUBLIC      100 West Houston St., Suite 1800
         ACCOUNTING FIRM      San Antonio, Texas 78205

               TELEPHONE      Call toll free - Central time
        ASSISTANCE HOURS      Monday - Friday, 7 a.m. to 10 p.m.
                              Saturday, 8:30 a.m. to 5 p.m.
                              Sunday, 10:30 a.m. to 7 p.m.

          FOR ADDITIONAL      (800) 531-8181
       INFORMATION ABOUT      For account servicing, exchanges,
            MUTUAL FUNDS      or redemptions (800) 531-8448

         RECORDED MUTUAL      24-hour service (from any phone)
       FUND PRICE QUOTES      (800) 531-8066

             MUTUAL FUND      (from touch-tone phones only)
          USAA TOUCHLINE      For account balance, last transaction, fund
                              prices, or to exchange or redeem fund shares
                              (800) 531-8777

         INTERNET ACCESS      USAA.COM

THROUGH OUR ONGOING EFFORTS TO REDUCE EXPENSES, YOUR REPORT MAILINGS ARE STREAMLINED. WE DEVELOP MAILING LISTS USING CRITERIA SUCH AS ADDRESS, MEMBER NUMBER, AND SURNAME TO SEND ONE REPORT TO EACH HOUSEHOLD INSTEAD OF SENDING A REPORT TO EVERY REGISTERED OWNER. THIS PRACTICE IS DESIGNED TO REDUCE DUPLICATE COPIES AND SAVE PAPER AND POSTAGE COSTS TO THE FUND. IF YOU PREFER NOT TO PARTICIPATE IN STREAMLINING AND WOULD LIKE TO CONTINUE RECEIVING ONE REPORT PER REGISTERED ACCOUNT OWNER, PLEASE CALL US AND WE WILL BEGIN YOUR INDIVIDUAL DELIVERY WITHIN 30 DAYS OF YOUR REQUEST.

COPIES OF THE MANAGER'S PROXY VOTING POLICIES AND PROCEDURES, APPROVED BY THE TRUST'S BOARD OF TRUSTEES FOR USE IN VOTING PROXIES ON BEHALF OF THE FUND, ARE AVAILABLE WITHOUT CHARGE (I) BY CALLING (800) 531-8448; (II) AT USAA.COM; AND
(III) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV. INFORMATION REGARDING HOW THE FUND VOTED PROXIES RELATING TO PORTFOLIO SECURITIES DURING THE MOST RECENT 12-MONTH PERIOD ENDED JUNE 30 IS AVAILABLE (I) AT USAA.COM; AND (II) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV.

                                                        [LOGO OF RECYCLED PAPER]
                                                                Recycled
                                                                  Paper

          [LOGO OF USAA]          WE KNOW WHAT IT MEANS TO SERVE.(R)
              USAA                ----------------------------------
                                     INSURANCE o MEMBER SERVICES

48048-1005                                   (C)2005, USAA. All rights reserved.



ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Investment Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

In July 2005, disclosure controls and procedures were established for the new section of the shareholder reports detailing the factors considered by the Fund' Board in approving the Funds' advisory agreements. None of these changes are relevant to this Form N-Q.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached thereto as Exhibit 99.CERT.




                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA INVESTMENT TRUST (except Total Return Strategy Fund)

By:*     /s/ EILEEN M. SMILEY
         -----------------------------------------------------------
         Signature and Title:  Eileen M. Smiley, Assistant Secretary

Date:    OCTOBER 19, 2005
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         ----------------------------------------------------
         Signature and Title:  Christopher W. Claus/President

Date:    OCTOBER 25, 2005
         ------------------------------


By:*     /s/ DEBRA K. DUNN
         --------------------------------------------
         Signature and Title:  Debra K. Dunn/Treasurer

Date:    OCTOBER 24, 2005
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.